INCOME TAXES	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
INCOME TAXES [Text Block]

NOTE 11 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at October 31, 2016 and July 31, 2016 as follows:

	October 31, 2016	July 31, 2016
	(Unaudited)
Deferred tax assets:
Net operating losses	$76,320	$228,278

Total deferred tax assets	76,320	228,278
Less: valuation allowance	(76,320)	(228,278)

Deferred tax assets, net	$-	$-

As of October 31, 2016, for U.S. federal income tax reporting purposes, the Company has approximately $956,323 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to October 31, 2016, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)  Luck Sky Shenzhen

For the three months ended October 31, 2016 and 2015, Luck Sky Shenzhen had $1,111 in net profit and $27,098 in net loss,$278 income tax was accrued in 2016 accordingly.

2)  Sanhe

For the three months ended October 31, 2016, Sanhe had $427,653 in net loss. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at October 31, 2016 and July 31, 2016 as follows:

	October 31, 2016	July 31, 2016
(Unaudited)
Deferred tax assets:	-	-
Net operating losses	$-	$-

Total deferred tax assets
Less: valuation allowance	-	-

Deferred tax assets, net	$-	$-

Deferred tax liabilities:
Timing differences of revenue recognition	$72,946	$107,609

Total deferred tax liabilities	72,946	107,609

Significant components of income tax expense for the three months ended October 31, 2015 and

	For the three months	For the three months
	Ended	ended
	October 31, 2016	October 31, 2015
	(Unaudited)	(Unaudited)
Current tax expense	$(235)	$48,386
Deferred tax expense	(32,948)	(81,238)
Tax expense (benefit)	$(33,183)	$(32,852)

Reconciliation of Effective Income Tax Rate

	For the three months		For the three months
	ended		ended
	October 31, 2016		October 31, 2015
	(Unaudited)		(Unaudited)
Statutory U.S. tax rate	34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%
Less: Valuation Allowance	( 73.96%	)	( 27.47%	)

Deferred Tax	4.81%		( 33.13%	)
Tax expense (benefit)	4.85%		13.40%

NOTE 11 - INCOME TAXES

United States

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 34% of significant items comprising the net deferred tax amount is at July 31, 2016, 2015 and 2014 as follows:

	2016	2015	2014
Deferred tax assets:
Net operating losses	$228,278	$78,278	$170,552

Total deferred tax assets	228,278	78,278	170,552
Less: valuation allowance	(228,278)	(78,278)	(170,552)

Deferred tax assets, net	$-	$-	$-

As of July 31, 2016, for U.S. federal income tax reporting purposes, the Company has approximately $1,403,259 of unused net operating losses (“NOLs”) available for carry forward to future years. The benefit from the carry forward of such NOLs will begin expiring during the year ended July 31, 2029. Because United States tax laws limit the time during which NOL carry forwards may be applied against future taxable income, the Company may be unable to take full advantage of its NOLs for federal income tax purposes should the Company generate taxable income. Further, the benefit from utilization of NOL carry forwards could be subject to limitations due to material ownership changes that could occur in the Company as it continues to raise additional capital. Based on such limitations, the Company has significant NOLs for which realization of tax benefits is uncertain.

Hong Kong

The Company’s subsidiaries established in HKSAR are subject to Hong Kong Profits Tax. However, these subsidiaries did not earn any income derived in Hong Kong from its date of incorporation to July 31, 2016, and therefore were not subject to Hong Kong Profits Tax.

PRC

The Company’s subsidiaries established in PRC are subject to income tax rate of 25%.

1)	Luck Sky Shenzhen

For the years ended July 31, 2016, 2015 and 2014, Luck Sky Shenzhen had $432,088, $963,727 in net income before tax and $6,283 in net operating loss, respectively. Income tax expense were $108,022 and $239,383 income tax expenses were 2016 and 2015, respectively.

2)	Sanhe

For the year ended July 31, 2016, Sanhe had $145,136 net loss before tax. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at July 31, 2016, 2015 and 2014 as follows:

	2016	2015	2014
Deferred tax assets:
Net operating losses	$-	$-	$111,844

Total deferred tax assets	-	-	111,844
Less: valuation allowance	-	-	-

Deferred tax assets, net	$-	$-	$111,844

Deferred tax liabilities:
Timing differences of revenue recognition	$107,609	$83,101	$-

Total deferred tax liabilities	107,609	83,101	-

Significant components of income tax expense for the years ended July 31, 2016, 2015 and 2014 are as follows

			For the
	For the	For the	year
	year	year	ended
			July 31,
	ended	ended	2014
	July 31,	July 31,
	2016	2015
Current tax expense	$196,099	$833,452	$-
Deferred tax expense	30,583	83,388	-
Benefits of operating loss carryforwards	-	-	(113,932)
Tax expense (benefit)	$226,682	$916,840	$(113,932)

Reconciliation of Effective Income Tax Rate

					For the
	For the year		For the year		year
	ended		ended		ended
	July 31,		July 31,		July 31,
	2016		2015		2014
Statutory U.S. tax rate	34.00%		34.00%		34.00%
PRC Statutory Tax Rate	25.00%		25.00%		25.00%
HK Statutory Tax Rate	15.00%		15.00%		15.00%
Less: Valuation Allowance	(92.85%	)	(45.44%	)	(59.67%	)
Nondeductible/nontaxable items	(40.57%	)	29.40%		-
Tax expense (benefit)	(59.42%	)	57.96%		14.33%

Reconciliation of Effective Income Tax Expense

			For the
	For the year	For the year	year
	ended	ended	ended
	July 31,	July 31,	July 31,
	2016	2015	2014
Statutory U.S. tax rate	$(228,278)	$(78,278)	$(170,552)
PRC Statutory Tax Rate	71,923	451,874	(113,932)
HK Statutory Tax Rate	(185)	(252)	(675)
Less: Valuation Allowance	228,463	464,966	171,227
Nondeductible/nontaxable items	154,759	75,530	-
Tax expense (benefit)	$226,682	$916,840	$(113,932)